Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
GOODWILL	NOTE 9: GOODWILL Goodwill as of December 31, 2019 and December 31, 2018 amounted to:
Balance at January 1, 2018	$1,579
Balance at December 31, 2018	$1,579
Balance at December 31, 2019	$1,579